STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY - USD ($)	Common Stock	Additional Paid-In Capital	Stock Subscription Receivable	Accumulated Deficit	Accumulated Other Comprehensive Income	Total
Beginning balance, shares at Dec. 31, 2012	74,643,710
Beginning balance, value at Dec. 31, 2012		$ 21,069,422	$ 0	$ (15,865,586)	$ 739,483	$ 5,943,319
Stock compensation, non-employees		80,080				80,080
Warrants exercised, shares issued	625,000
Warrants exercised, value		37,500				37,500
Reclassification of warrant derivative liability due to warrant exercise		117,069				117,069
Private placement, common stock and warrants issuance for cash, shares	10,459,796
Private placement, common stock and warrants issuance for cash		969,502				969,502
Derivative liability adjustment		(969,502)				(969,502)
Net loss and comprehensive loss				(2,798,169)	(280,325)	(3,078,494)
Stock subscriptions received						0
Ending balance, shares at Dec. 31, 2013	85,728,506
Ending balance, value at Dec. 31, 2013		21,304,071	0	(18,663,755)	459,158	3,099,474
Stock compensation, non-employees		421,923				421,923
Warrants exercised, shares issued	652,500
Warrants exercised, value		69,600				69,600
Reclassification of warrant derivative liability due to warrant exercise		110,049				110,049
Private placement, common stock and warrants issuance for cash, shares	3,002,177
Private placement, common stock and warrants issuance for cash		301,600				301,600
Derivative liability adjustment		(301,600)				(301,600)
Net loss and comprehensive loss				(283,101)	(266,839)	(549,940)
Stock subscriptions received						0
Ending balance, shares at Dec. 31, 2014	89,383,183
Ending balance, value at Dec. 31, 2014		21,905,643	0	(18,946,856)	192,319	3,151,106
Stock compensation, non-employees		41,845				41,845
Private placement, common stock and warrants issuance for cash, shares	2,311,000
Private placement, common stock and warrants issuance for cash		219,990				219,990
Derivative liability adjustment		(191,490)				(191,490)
Net loss and comprehensive loss				2,753,593	(725,671)	2,027,922
Stock subscriptions received			21,514			(21,514)
Ending balance, shares at Dec. 31, 2015	91,694,183
Ending balance, value at Dec. 31, 2015		$ 21,975,988	$ 21,514	$ (16,193,263)	$ (533,352)	$ 5,270,887